Share-Based Compensation (Summary of Stock Option Contract Term and Intrinsic Value) (Details) $ in Millions	12 Months Ended
Sep. 30, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Terms, Outstanding	5 years
Aggregated Intrinsic Value, Outstanding	$ 235
Weighted Average Remaining Contractual Terms, Exercisable	4 years 8 months
Aggregated Intrinsic Value, Exercisable	$ 224